ORGANIZATION AND NATURE OF OPERATIONS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
GameNow.net (Hong Kong) Ltd ("GameNow Hong Kong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-01	2000-01
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
China The9 Interactive Limited ("C9I")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2003-10	2003-10
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
China The9 Interactive (Shanghai) Limited ("C9I Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2005-02
Place of registration		People’s Republic of China (“PRC”)
Legal Ownership		100.00%
China The9 Interactive (Beijing) Ltd ("C9I Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-03	2007-03
Place of registration	People's Republic of China ("PRC")	PRC
Legal Ownership	100.00%	100.00%
JiuTuo (Shanghai) Information Technology Ltd ("Jiu Tuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-07	2007-07
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
China Crown Technology Ltd ("China Crown Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11	2007-11
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
Asian Development Ltd ("Asian Development")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-01	2007-01
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
Asian Way Development Ltd ("Asian Way")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11	2007-11
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
New Star International Development Ltd ("New Star")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2008-01	2008-01
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
Red 5 Studios, Inc. ("Red 5")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2005-06	2005-06
Place of registration	USA	USA
Legal Ownership	34.71%	34.71%
Red 5 Singapore Pte. Ltd. ("Red 5 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04	2010-04
Place of registration	Singapore	Singapore
Legal Ownership	34.71%	34.71%
The9 Interactive, Inc. ("The9 Interactive")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-06	2010-06
Place of registration	USA	USA
Legal Ownership	100.00%	100.00%
Jiu Gang
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2014-12	2014-12
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
The9 Singapore Pte ltd ("The9 Singapore")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2010-04	2010-04
Place of registration	Singapore	Singapore
Legal Ownership	100.00%	100.00%
Fast Supreme Development Limited ("Fast Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2017-07
Place of registration		Hong Kong
Legal Ownership		99.99%
Ninebit Inc. ("Ninebit")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01	2018-01
Place of registration	Cayman Islands	Cayman Islands
Legal Ownership	100.00%	100.00%
1111 Limited ("1111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-01	2018-01
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
Supreme Exchange Limited ("Supreme")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2018-12	2018-12
Place of registration	Malta	Malta
Legal Ownership	90.00%	90.00%
BET 111 Ltd. ("Bet 111")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01	2019-01
Place of registration	Malta	Malta
Legal Ownership	90.00%	90.00%
Coin Exchange Ltd ("Coin")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-01	2019-01
Place of registration	Malta	Malta
Legal Ownership	90.00%	90.00%
The9 EV Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2019-05
Place of registration		Hong Kong
Legal Ownership		100.00%
Comtec Solar(China)Investment Holding Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-06	2019-06
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
FF The9 China JointVentureLimited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2019-09
Place of registration		Hong Kong
Legal Ownership		50.00%
Huiling Computer Technology Consulting (Shanghai) Co.Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03	2019-03
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
Leixian Information Technology (Shanghai) Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2019-03	2019-03
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2000-09	2000-09
Place of registration	PRC	PRC
Shanghai Jiushi Interactive Network Technology Co., Ltd. ("Jiushi")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2011-07	2011-07
Place of registration	PRC	PRC
Legal Ownership	80.00%	80.00%
Shanghai ShencaiChengjiu Information Technology co., Ltd. ("SH Shencai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2015-05	2015-05
Place of registration	PRC	PRC
Legal Ownership	60.00%	60.00%
Wuxi Interest Dynamic Network Technology Co Ltd ("Wuxi Qudong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-06	2016-06
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
Changsha Quxiang Network Technology Co Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2016-07	2016-07
Place of registration	PRC	PRC
Legal Ownership	100.00%	100.00%
Silver Express Investments Ltd. ("Silver Express")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2007-11	2007-11
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
Shanghai Kaie Information Technology Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2019-01
Place of registration		PRC
Legal Ownership		100.00%
City Channel Ltd. ("City Channel")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration	2006-06	2006-06
Place of registration	Hong Kong	Hong Kong
Legal Ownership	100.00%	100.00%
The9 Computer Technology Consulting Shanghai Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of registration		2000-06
Place of registration		PRC
Legal Ownership		100.00%